Business Segment And Geographic Information (Schedule Of Segment Profit) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 1,201,968	¥ 1,222,966	¥ 1,214,909
Other income	96,448	103,737	73,829
Equity in earnings (losses) of affiliated companies	(10,131)	(2,986)	1,670
Other expenses	97,317	87,373	112,941
Income before income taxes and equity in earnings (losses) of affiliated companies	1,201,099	1,239,330	1,175,797
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	92,515	86,906	127,252
Equity in earnings (losses) of affiliated companies	153	93	77
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	121,293	116,669	97,089
Equity in earnings (losses) of affiliated companies	594	900	432
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	836,446	876,406	839,102
Equity in earnings (losses) of affiliated companies	(22,091)	(14,231)	(9,913)
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated operating income	85,818	71,542	76,978
Equity in earnings (losses) of affiliated companies	96	27	91
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	53,576	56,857	44,857
Equity in earnings (losses) of affiliated companies	11,117	10,225	10,983
Total Business Segment
Segment Reporting Information [Line Items]
Consolidated operating income	1,189,648	1,208,380	1,185,278
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Consolidated operating income	¥ 12,320	¥ 14,586	¥ 29,631